RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Sep. 30, 2020
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
Demand fees, net of eliminations, associated with Steckman Ridge during the fiscal years ended September 30, are as follows:

(Thousands)	2020	2019	2018
Natural Gas Distribution	$5,900	$5,814	$5,730
Energy Services	183	2,134	2,775
Total	$6,083	$7,948	$8,505

The following table summarizes demand fees payable to Steckman Ridge as of September 30:

(Thousands)	2020	2019
Natural Gas Distribution	$775	$775
Energy Services	16	15
Total	$791	$790